Shareholder Report	12 Months Ended	49 Months Ended	113 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALTSHARES TRUST
Entity Central Index Key	0001779306
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000229260
Shareholder Report [Line Items]
Fund Name	AltShares Event-Driven ETF
Trading Symbol	EVNT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AltShares Event-Driven ETF for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Website	www.altsharesetfs.com/evnt
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Event-Driven ETF	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s equity special situations investments, though the merger arbitrage and credit opportunities sleeves also contributed to performance. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and energy were the top performing sectors, while health care and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the Fund’s investment in Kaleyra bonds. Top detractors included the Fund’s investments in Pacific Biosciences of California, the merger of Capri Holdings and Tapestry, and Bayer.

Line Graph [Table Text Block]
	AltShares Event-Driven ETF $14,595	S&P 500® Index $30,180	ICE BofA U.S. 3-Month Treasury Bill Index $11,570	Bloomberg U.S. Aggregate Bond Index $11,114
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,000	$9,897	$10,000	$10,008
1/31/2015	$10,060	$9,600	$10,000	$10,218
2/28/2015	$10,160	$10,152	$10,000	$10,122
3/31/2015	$10,060	$9,991	$10,000	$10,169
4/30/2015	$10,230	$10,087	$10,000	$10,132
5/31/2015	$10,120	$10,217	$10,000	$10,108
6/30/2015	$9,920	$10,019	$10,001	$9,998
7/31/2015	$9,870	$10,229	$10,000	$10,067
8/31/2015	$9,590	$9,612	$10,002	$10,053
9/30/2015	$9,320	$9,374	$10,002	$10,121
10/31/2015	$9,460	$10,164	$10,001	$10,122
11/30/2015	$9,280	$10,195	$10,002	$10,096
12/31/2015	$9,258	$10,034	$10,005	$10,063
1/31/2016	$9,187	$9,536	$10,005	$10,201
2/29/2016	$9,167	$9,523	$10,008	$10,274
3/31/2016	$9,217	$10,169	$10,012	$10,368
4/30/2016	$9,379	$10,209	$10,015	$10,408
5/31/2016	$9,399	$10,392	$10,016	$10,411
6/30/2016	$9,359	$10,419	$10,020	$10,598
7/31/2016	$9,500	$10,803	$10,022	$10,665
8/31/2016	$9,652	$10,818	$10,024	$10,652
9/30/2016	$9,631	$10,820	$10,029	$10,646
10/31/2016	$9,520	$10,623	$10,032	$10,565
11/30/2016	$9,470	$11,016	$10,033	$10,315
12/31/2016	$9,682	$11,234	$10,038	$10,329
1/31/2017	$9,732	$11,447	$10,042	$10,350
2/28/2017	$9,793	$11,902	$10,046	$10,419
3/31/2017	$9,954	$11,915	$10,048	$10,414
4/30/2017	$10,005	$12,038	$10,055	$10,494
5/31/2017	$10,086	$12,207	$10,060	$10,575
6/30/2017	$10,086	$12,283	$10,068	$10,564
7/31/2017	$10,055	$12,536	$10,077	$10,610
8/31/2017	$10,076	$12,574	$10,086	$10,705
9/30/2017	$10,106	$12,834	$10,095	$10,654
10/31/2017	$10,136	$13,133	$10,104	$10,660
11/30/2017	$10,126	$13,536	$10,113	$10,646
12/31/2017	$10,247	$13,687	$10,123	$10,695
1/31/2018	$10,267	$14,470	$10,136	$10,572
2/28/2018	$10,187	$13,937	$10,145	$10,472
3/31/2018	$10,055	$13,583	$10,159	$10,539
4/30/2018	$10,096	$13,635	$10,173	$10,461
5/31/2018	$10,227	$13,963	$10,188	$10,535
6/30/2018	$10,298	$14,049	$10,205	$10,522
7/31/2018	$10,146	$14,572	$10,222	$10,525
8/31/2018	$10,136	$15,047	$10,240	$10,593
9/30/2018	$10,055	$15,132	$10,255	$10,524
10/31/2018	$9,803	$14,098	$10,273	$10,441
11/30/2018	$9,904	$14,385	$10,295	$10,504
12/31/2018	$9,765	$13,086	$10,313	$10,696
1/31/2019	$10,157	$14,135	$10,334	$10,810
2/28/2019	$10,188	$14,589	$10,352	$10,804
3/31/2019	$10,240	$14,872	$10,375	$11,011
4/30/2019	$10,405	$15,475	$10,395	$11,014
5/31/2019	$10,188	$14,491	$10,419	$11,210
6/30/2019	$10,250	$15,513	$10,441	$11,350
7/31/2019	$10,301	$15,736	$10,461	$11,375
8/31/2019	$10,178	$15,486	$10,482	$11,670
9/30/2019	$10,167	$15,776	$10,500	$11,608
10/31/2019	$10,147	$16,118	$10,521	$11,643
11/30/2019	$10,374	$16,703	$10,533	$11,637
12/31/2019	$10,440	$17,207	$10,549	$11,629
1/31/2020	$10,556	$17,200	$10,563	$11,853
2/29/2020	$10,419	$15,784	$10,578	$12,066
3/31/2020	$10,367	$13,835	$10,609	$11,995
4/30/2020	$10,829	$15,608	$10,610	$12,208
5/31/2020	$10,987	$16,352	$10,610	$12,265
6/30/2020	$11,418	$16,677	$10,612	$12,342
7/31/2020	$11,471	$17,617	$10,614	$12,527
8/31/2020	$11,870	$18,883	$10,615	$12,426
9/30/2020	$12,091	$18,166	$10,616	$12,419
10/31/2020	$11,986	$17,683	$10,617	$12,363
11/30/2020	$12,817	$19,618	$10,618	$12,485
12/31/2020	$14,977	$20,373	$10,619	$12,502
1/31/2021	$15,385	$20,167	$10,620	$12,412
2/28/2021	$15,479	$20,723	$10,621	$12,233
3/31/2021	$15,444	$21,631	$10,622	$12,080
4/30/2021	$15,432	$22,785	$10,622	$12,176
5/31/2021	$15,490	$22,944	$10,622	$12,215
6/30/2021	$15,292	$23,480	$10,622	$12,301
7/31/2021	$14,744	$24,038	$10,622	$12,439
8/31/2021	$14,849	$24,769	$10,623	$12,415
9/30/2021	$14,978	$23,617	$10,623	$12,308
10/31/2021	$15,078	$25,271	$10,623	$12,304
11/30/2021	$14,389	$25,096	$10,623	$12,341
12/31/2021	$14,561	$26,221	$10,624	$12,309
1/31/2022	$14,331	$24,864	$10,624	$12,044
2/28/2022	$14,346	$24,120	$10,625	$11,909
3/31/2022	$14,274	$25,015	$10,628	$11,579
4/30/2022	$13,944	$22,834	$10,630	$11,139
5/31/2022	$13,858	$22,876	$10,637	$11,211
6/30/2022	$13,297	$20,987	$10,640	$11,035
7/31/2022	$13,901	$22,922	$10,645	$11,305
8/31/2022	$14,015	$21,988	$10,662	$10,985
9/30/2022	$13,599	$19,963	$10,689	$10,511
10/31/2022	$13,671	$21,579	$10,706	$10,375
11/30/2022	$13,872	$22,785	$10,740	$10,756
12/31/2022	$13,316	$21,472	$10,779	$10,708
1/31/2023	$13,802	$22,821	$10,813	$11,037
2/28/2023	$13,757	$22,264	$10,848	$10,752
3/31/2023	$14,008	$23,082	$10,895	$11,025
4/30/2023	$13,978	$23,442	$10,929	$11,092
5/31/2023	$13,640	$23,544	$10,972	$10,971
6/30/2023	$14,170	$25,100	$11,022	$10,932
7/31/2023	$14,479	$25,906	$11,066	$10,924
8/31/2023	$14,465	$25,493	$11,116	$10,854
9/30/2023	$14,258	$24,278	$11,167	$10,578
10/31/2023	$14,023	$23,768	$11,217	$10,412
11/30/2023	$14,671	$25,938	$11,267	$10,883
12/31/2023	$15,084	$27,116	$11,319	$11,300
1/31/2024	$14,714	$27,572	$11,368	$11,269
2/29/2024	$14,684	$29,044	$11,414	$11,109
3/31/2024	$14,951	$29,979	$11,466	$11,212
4/30/2024	$14,388	$28,754	$11,515	$10,929
5/31/2024	$14,595	$30,180	$11,570	$11,114

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/31/14
AltShares Event-Driven ETF NAV Returns	7.01%	7.45%	4.10%
AltShares Event-Driven ETF Market Price Returns	7.01%	7.45%	4.10%
S&P 500® Index	28.19%	15.80%	12.45%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.56%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.13%

Performance Inception Date			Dec. 31, 2014
AssetsNet	$ 4,524,869	$ 4,524,869	$ 4,524,869
Holdings Count | Holding	122	122	122
Advisory Fees Paid, Amount	$ 43,495
InvestmentCompanyPortfolioTurnover	407.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,524,869
Number of Portfolio Holdings	122
Total Advisory Fees Paid	$43,495
Portfolio Turnover Rate	407%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	26.98%
Consumer, Cyclical	20.64%
Technology	16.70%
Energy	12.88%
Telecommunication Services	11.26%
Industrials	4.61%
Financials	4.18%
Materials	1.88%
Utilities	0.87%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000216184
Shareholder Report [Line Items]
Fund Name	AltShares Merger Arbitrage ETF
Trading Symbol	ARB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AltShares Merger Arbitrage ETF for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Website	www.altsharesetfs.com/arb
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Merger Arbitrage ETF	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested, notably including deals that experienced favorable outcomes despite regulatory challenges and a competitive bidding scenario. Returns were sourced predominantly from US-target transactions, though UK-targeted deals also contributed to performance. Health care and industrials were the top performing sectors, while materials and consumer discretionary detracted the most from returns. Top contributors included the acquisition of Seagen by Pfizer, the acquisition of Horizon Therapeutics by Amgen, and the acquisition of Everbridge by Thoma Bravo. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the acquisition of ANSYS by Synopsys.

Line Graph [Table Text Block]
	AltShares Merger Arbitrage ETF $11,533	S&P 500® Index $19,767	Water Island Merger Arbitrage USD Hedged Index $12,177	ICE BofA U.S. 3-Month Treasury Bill Index $10,905	Bloomberg U.S. Aggregate Bond Index $9,153
5/7/2020	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/2020	$9,824	$10,710	$9,795	$10,000	$10,101
6/30/2020	$9,784	$10,923	$9,772	$10,002	$10,165
7/31/2020	$10,188	$11,538	$10,205	$10,004	$10,317
8/31/2020	$10,200	$12,368	$10,251	$10,005	$10,234
9/30/2020	$10,180	$11,898	$10,242	$10,006	$10,228
10/31/2020	$10,280	$11,581	$10,363	$10,007	$10,182
11/30/2020	$10,384	$12,849	$10,473	$10,008	$10,282
12/31/2020	$10,420	$13,343	$10,518	$10,009	$10,296
1/31/2021	$10,391	$13,209	$10,487	$10,010	$10,223
2/28/2021	$10,308	$13,573	$10,438	$10,011	$10,075
3/31/2021	$10,403	$14,167	$10,490	$10,011	$9,949
4/30/2021	$10,535	$14,923	$10,676	$10,011	$10,028
5/31/2021	$10,638	$15,028	$10,790	$10,012	$10,061
6/30/2021	$10,588	$15,378	$10,771	$10,011	$10,131
7/31/2021	$10,551	$15,744	$10,720	$10,012	$10,245
8/31/2021	$10,588	$16,222	$10,767	$10,012	$10,225
9/30/2021	$10,592	$15,468	$10,800	$10,013	$10,136
10/31/2021	$10,695	$16,552	$10,826	$10,012	$10,134
11/30/2021	$10,695	$16,437	$10,859	$10,013	$10,164
12/31/2021	$10,749	$17,174	$10,948	$10,014	$10,138
1/31/2022	$10,773	$16,285	$10,919	$10,013	$9,919
2/28/2022	$10,835	$15,797	$10,960	$10,014	$9,809
3/31/2022	$10,909	$16,384	$11,015	$10,017	$9,536
4/30/2022	$10,839	$14,955	$10,984	$10,019	$9,174
5/31/2022	$10,765	$14,983	$10,930	$10,026	$9,233
6/30/2022	$10,749	$13,746	$10,914	$10,028	$9,089
7/31/2022	$10,922	$15,013	$11,082	$10,033	$9,311
8/31/2022	$11,041	$14,401	$11,158	$10,049	$9,048
9/30/2022	$10,963	$13,075	$11,095	$10,074	$8,657
10/31/2022	$11,218	$14,133	$11,332	$10,090	$8,544
11/30/2022	$11,004	$14,923	$11,172	$10,123	$8,859
12/31/2022	$11,040	$14,063	$11,210	$10,159	$8,819
1/31/2023	$10,972	$14,947	$11,178	$10,191	$9,090
2/28/2023	$10,976	$14,582	$11,150	$10,224	$8,855
3/31/2023	$10,869	$15,118	$11,189	$10,268	$9,080
4/30/2023	$10,980	$15,354	$11,272	$10,301	$9,135
5/31/2023	$10,650	$15,420	$11,148	$10,341	$9,036
6/30/2023	$10,903	$16,439	$11,372	$10,388	$9,003
7/31/2023	$10,980	$16,967	$11,470	$10,430	$8,997
8/31/2023	$11,165	$16,697	$11,673	$10,477	$8,940
9/30/2023	$11,237	$15,901	$11,762	$10,525	$8,712
10/31/2023	$11,250	$15,567	$11,779	$10,572	$8,575
11/30/2023	$11,336	$16,988	$11,879	$10,619	$8,963
12/31/2023	$11,478	$17,760	$12,043	$10,669	$9,306
1/31/2024	$11,413	$18,059	$12,000	$10,714	$9,281
2/29/2024	$11,533	$19,023	$12,105	$10,758	$9,150
3/31/2024	$11,640	$19,635	$12,215	$10,807	$9,234
4/30/2024	$11,439	$18,833	$12,064	$10,853	$9,001
5/31/2024	$11,533	$19,767	$12,177	$10,905	$9,153

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/7/20
AltShares Merger Arbitrage ETF NAV Returns	8.25%	3.57%
AltShares Merger Arbitrage ETF Market Price Returns	8.29%	3.57%
S&P 500® Index	28.19%	18.23%
Water Island Merger Arbitrage USD Hedged Index	9.23%	4.96%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 2.15%

Performance Inception Date		May 07, 2020
AssetsNet	$ 71,129,474	$ 71,129,474	$ 71,129,474
Holdings Count | Holding	127	127	127
Advisory Fees Paid, Amount	$ 377,442
InvestmentCompanyPortfolioTurnover	550.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,129,474
Number of Portfolio Holdings	127
Total Advisory Fees Paid	$377,442
Portfolio Turnover Rate	550%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Energy	22.71%
Consumer, Non-cyclical	17.25%
Technology	17.20%
Financials	14.40%
Consumer, Cyclical	9.39%
Telecommunication Services	8.13%
Industrials	5.70%
Materials	3.16%
Utilities	2.06%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.